Principal Accounting Policies - Recently Issued Accounting Pronouncements (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Jan. 01, 2023	Dec. 31, 2022
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net decrease in retained earnings	$ (574,848)		$ (514,073)
Accounting Standards Update 2016-13 | Adjustment
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net decrease in retained earnings		$ 460